Commitments and Contingencies - Summary of Litigation Settlement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Losses on litigation settlements	R$ 5,170	R$ 4,588
Civil [member]
Disclosure of commitments and contingencies [line items]
Losses on litigation settlements	4,425	4,133
Labor [member]
Disclosure of commitments and contingencies [line items]
Losses on litigation settlements	R$ 745	R$ 455